Expense Example - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2020 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z
Expense Example:
1 year	$ 34
3 years	106
5 years	185
10 years	418
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C
Expense Example:
1 year	246
3 years	452
5 years	782
10 years	1,509
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M
Expense Example:
1 year	442
3 years	636
5 years	847
10 years	1,453
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Expense Example:
1 year	640
3 years	780
5 years	932
10 years	1,373
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542